INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of reconciliation of income taxes at Corporation's domestic statutory tax rate

	2023	2022	2021
Income taxes at domestic statutory tax rate	$274.3	$253.1	$231.5
(Reduction) increase resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	0.1	(0.5)	(5.7)
Tax consolidation transactions (note 25)	(33.8)	(48.9)	(47.0)
Other	(2.9)	(5.8)	1.5
Income taxes	$237.7	$197.9	$180.3

Schedule of net deferred income tax liability and their impact on deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2023	2022	2023	2022	2021
Loss carryforwards	$98.8	$—	$0.9	$—	$—
Decommissioning obligation	37.6	15.6	(0.3)	—	—
Defined benefit plans	4.8	3.4	(3.1)	—	(2.3)
Contract assets	(45.2)	(18.3)	13.8	(22.9)	(24.3)
Property, plant and equipment	(414.3)	(400.7)	8.3	(34.8)	(24.4)
Goodwill, intangible assets and other assets	(449.1)	(323.9)	19.2	(7.7)	7.4
Long-term debt and derivative financial instruments	(5.0)	(4.8)	0.7	3.9	(6.1)
Other	13.2	13.2	(14.9)	(4.0)	(5.5)
	$(759.2)	$(715.5)	$24.6	$(65.5)	$(55.2)

Schedule of changes in net deferred income tax liability

	Note	2023	2022
Balance at beginning of year		$(715.5)	$(762.7)
Recognized in income as continuing operations		(24.6)	65.5
Recognized in other comprehensive income		(1.2)	(14.3)
Business acquisitions	7	(17.9)	(4.0)
Balance at end of year		$(759.2)	$(715.5)